Quarterly Report
January 31, 2020
MFS®  Commodity Strategy Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 87.4%
Aerospace – 0.4%
Boeing Co., 2.3%, 8/01/2021	$2,524,000	$2,539,610
Asset-Backed & Securitized – 24.0%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 3.419% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$252,269	$252,572
ALM Loan Funding, CLO, 2015-12A, “A2A2”, FLR, 3.192% (LIBOR - 3mo. + 1.35%), 4/16/2027 (n)	2,726,878	2,725,416
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 3.731% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	1,497,569	1,496,390
Americredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	1,265,000	1,281,181
Arbor Realty Trust, Inc., CLO, 2019-FL1, “A”, FLR, 2.826% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	2,110,500	2,111,161
AREIT CRE Trust, 2019-CRE3, “AS” FLR, 2.969% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	613,500	613,114
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 3.219% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	303,000	302,998
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 3.569% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	250,500	250,498
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 4.144% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	1,150,000	1,150,536
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	2,690,000	2,773,698
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 3.419% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,368,365	1,346,912
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 3.719% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	579,877	566,943
Bancorp Commercial Mortgage Trust, 2018-CRE3, “B”, FLR, 3.226% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	1,177,240	1,181,662
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 2.776% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	1,512,000	1,514,594
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 3.026% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,181,173	1,181,173
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 3.176% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	1,635,470	1,635,470
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 2.976% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	1,360,019	1,360,019
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 3.226% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	1,713,302	1,713,303
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.937%, 12/15/2051 (i)(n)	19,627,757	1,148,438
BSPRT Ltd., 2018-FL4, “A”, FLR, 3.776% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,813,000	1,817,534
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	966,941	984,951
BXMT Ltd., 2017-FL1 “A”, FLR, 2.539% (LIBOR - 1mo. + 0.87%), 6/15/2035 (n)	887,135	887,135
BXMT Ltd., 2020-FL2, “B”, 3.26%, 2/16/2037 (w)	429,500	429,500
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	568,789	570,746
Caravana Auto Receivables Trust, 2019-1A, “B”, 3.29%, 8/15/2023 (n)	2,715,000	2,764,810
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.307%, 5/10/2050 (i)	11,967,170	830,625
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	832,000	838,693
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	372,000	375,435
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	536,000	538,305
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	578,000	581,970
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	709,000	715,017
Commercial Mortgage Pass-Through Certificates, 2019-BN24 ,“XA”, 0.767%, 11/15/2062 (i)	9,156,880	512,776
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	629,127	630,203
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	1,822,000	1,832,357
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 3.051% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	2,261,829	2,264,152
Cutwater Ltd., 2014-1A, “A2R”, FLR, 3.531% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	2,250,000	2,253,172
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	510,000	511,139
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	1,616,000	1,651,189
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	347,536	347,801
DT Auto Owner Trust, 2017-1A, “D”, 3.55%, 11/15/2022 (n)	643,668	647,669
DT Auto Owner Trust, 2017-2A, “D”, 3.89%, 1/15/2023 (n)	1,095,710	1,104,796
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	135,064	135,157
DT Auto Owner Trust, 2017-3A, “D”, 3.58%, 5/15/2023 (n)	1,559,000	1,569,734
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	576,000	581,237
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 3.369% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	1,788,500	1,791,858
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%, 4/15/2022 (n)	201,501	201,588
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023 (n)	1,825,000	1,845,579
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	375,000	376,630
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	510,000	514,144
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 3.331% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	2,050,000	2,053,237
Flagship CLO, 2014-8A, “BRR”, FLR, 3.242% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	1,598,837	1,599,432
Fort CRE LLC, 2018-1A, “A1”, FLR, 3.009% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	2,319,000	2,318,856
Freedom Financial, 2019-1, “A”, 3.42%, 6/18/2026 (n)	346,872	348,365

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	$1,172,000	$1,199,785
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	902,000	926,348
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	1,005,000	1,005,049
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 2.796% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	1,444,500	1,446,756
Granite Point Mortgage Trust, Inc., FLR, 2.553% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	740,746	740,745
GS Mortgage Securities Trust, 4.592%, 8/10/2043 (n)	2,102,641	2,115,120
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	794,234	796,040
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.188%, 5/10/2050 (i)	10,941,694	723,968
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.276%, 8/10/2050 (i)	11,389,130	761,662
Hertz Fleet Lease Funding LP, 2017-1, “A2”, 2.13%, 4/10/2031 (n)	835,526	837,923
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	862,000	876,572
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	495,000	503,558
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 2.619% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	953,000	946,970
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 2.519% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,624,475	1,623,966
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 2.576% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	3,198,131	3,198,127
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	1,730,944	1,760,857
JPMorgan Chase Commercial Mortgage Securities Corp., 1.217%, 9/15/2050 (i)	12,967,307	773,283
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 3.669% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	1,177,500	1,178,967
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.176% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	1,731,000	1,734,243
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.226% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	577,000	579,706
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 3.046% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	2,108,000	2,111,952
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.231% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	2,652,449	2,654,751
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 2.731% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	1,283,932	1,282,092
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.319% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,174,539	2,172,345
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.019% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	2,590,000	2,587,392
Man GLG U.S. CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 4.281% (LIBOR - 3mo. + 2.45%), 10/15/2028	2,019,578	2,020,335
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 2.791% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	1,316,000	1,316,391
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 3.09% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	1,316,000	1,318,056
Morgan Stanley Bank of America Merrill Lynch Trust, 2.655%, 2/15/2046	1,431,870	1,462,149
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.578%, 5/15/2050 (i)	11,792,596	794,566
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.592%, 6/15/2050 (i)	4,644,285	338,482
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.033%, 12/15/2051 (i)	16,417,029	1,039,576
Mountain Hawk CLO Ltd., 2013-2A, “BR”, FLR, 3.419% (LIBOR - 3mo. + 1.6%), 7/20/2024 (n)	1,391,684	1,394,267
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 3.619% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	2,325,000	2,324,602
Nationstar HECM Loan Trust, 2018-2A, “M1”, 3.552%, 7/25/2028 (n)	1,072,000	1,070,766
Nationstar HECM Loan Trust, 2018-3, “A”, 3.554%, 11/25/2028 (n)	616,722	615,782
Nationstar HECM Loan Trust, 2019-1A, “A”, 2.651%, 6/25/2029 (n)	570,659	571,431
Navistar Financial Dealer Note Master Owner (NAVMT), 2019-1, “C”, FLR, 2.611% (LIBOR - 1mo. + 0.95%), 5/25/2024 (n)	397,000	397,999
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “B”, FLR, 2.461% (LIBOR - 1mo. + 0.8%), 9/25/2023 (n)	302,000	302,392
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “C”, FLR, 2.71% (LIBOR - 1mo. + 1.05%), 9/25/2023 (n)	340,000	340,546
Neuberger Berman CLO Ltd., 2015-20A, “BR”, 3.081%, 1/15/2028 (n)	2,729,000	2,703,174
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.419% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	1,515,565	1,505,136
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	938,000	939,146
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	766,000	770,836
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	1,026,000	1,031,526
OCP CLO Ltd., 2015-10A, “A2R”, FLR, 3.094% (LIBOR - 3mo. + 1.3%), 10/26/2027 (n)	2,211,957	2,209,734
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	1,125,675	1,126,668
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	232,512	232,677
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022 (n)	820,000	831,355
PFS Financing Corp., 2019-B, “A”, FLR, 2.226% (LIBOR - 1mo. + 0.55%), 9/15/2023 (n)	1,972,000	1,972,892
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	374,072	374,733
Santander Drive Auto Receivables Trust, 2018-1, “B”, 2.63%, 7/15/2022	405,671	406,001
Santander Drive Auto Receivables Trust, 2019-2, “B”, 2.79%, 1/16/2024	1,406,000	1,421,537
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	866,000	868,617
Securitized Term Auto Receivable Trust 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	397,800	399,579
Securitized Term Auto Receivable Trust 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	510,689	512,957
Shackelton CLO Ltd., 2013-4RA, “B”, FLR, 3.747% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	722,762	704,106
Shelter Growth CRE, 2018-FL1, “A”, FLR, 2.676% (LIBOR - 1mo. + 1%), 1/15/2035 (n)	200,947	200,947
Shelter Growth CRE, 2019-FL2, “A”, FLR, 2.776% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	2,705,225	2,706,069

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
SPS Servicer Advance Receivables Trust, 2.24%, 10/15/2051 (n)	$1,180,000	$1,184,639
SPS Servicer Advance Receivables Trust, 2.34%, 10/15/2051 (n)	214,000	214,808
SPS Servicer Advance Receivables Trust, 2.39%, 10/15/2051 (n)	256,000	256,967
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 2.846% (LIBOR - 1mo. + 1.17%), 1/17/2035 (n)	1,514,489	1,512,757
Thacher Park CLO Ltd., 2014-1A, “CR”, FLR, 4.019% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	1,143,000	1,144,553
TICP CLO Ltd., 2018-3R, “B”, FLR, 3.169% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	681,356	681,085
TICP CLO Ltd., 2018-3R, “C”, FLR, 3.619% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,195,706	1,190,566
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 3.119% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	1,914,000	1,916,387
Tricon American Homes Trust, 2015-SFR1, “1A”, 2.589%, 11/17/2033 (n)	2,934,437	2,942,671
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.159%, 11/15/2050 (i)	7,902,391	447,799
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.178%, 12/15/2051 (i)	8,037,748	580,108
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	769,000	772,162
Veros Auto Receivables Trust, 2018-1, “A”, 3.63%, 5/15/2023 (n)	314,642	315,422
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	670,002	670,017
WF-RBS Commercial Mortgage Trust, 2011-C3, “A4”, 4.375%, 3/15/2044 (n)	2,210,792	2,250,457
Wind River CLO Ltd., 2012-1A, “BR2”, FLR, 3.281% (LIBOR - 3mo. + 1.45%), 1/15/2026 (n)	2,079,666	2,080,594
		$149,956,069
Automotive – 2.7%
BMW U.S. Capital LLC, 3.1%, 4/12/2021 (n)	$1,639,000	$1,666,378
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	984,000	1,010,058
Ford Motor Credit Co. LLC, 5.75%, 2/01/2021	1,151,000	1,189,837
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	1,222,000	1,232,529
Ford Motor Credit Co. LLC, 4.063%, 11/01/2024	2,565,000	2,647,151
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	1,251,000	1,298,240
Harley-Davidson Financial Services, FLR, 2.846% (LIBOR - 3mo. + 0.94%), 3/02/2021 (n)	1,473,000	1,484,049
Hyundai Capital America, 3.75%, 7/08/2021 (n)	1,082,000	1,107,595
Hyundai Capital America, 2.85%, 11/01/2022 (n)	1,427,000	1,452,902
Volkswagen Group of America Co., 3.875%, 11/13/2020 (n)	1,177,000	1,194,899
Volkswagen Group of America Co., 4%, 11/12/2021 (n)	1,177,000	1,218,898
Volkswagen Group of America Co., 2.85%, 9/26/2024 (n)	1,078,000	1,111,399
		$16,613,935
Broadcasting – 0.4%
Fox Corp., 3.666%, 1/25/2022 (n)	$716,000	$740,260
Interpublic Group of Companies, Inc., 3.5%, 10/01/2020	1,512,000	1,527,949
		$2,268,209
Brokerage & Asset Managers – 1.0%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$3,674,000	$3,758,700
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,520,000	2,538,958
		$6,297,658
Cable TV – 1.5%
Comcast Corp., 3.45%, 10/01/2021	$1,507,000	$1,551,438
NBCUniversal Media LLC, 4.375%, 4/01/2021	1,800,000	1,856,516
SES S.A., 3.6%, 4/04/2023 (n)	3,577,000	3,696,174
Time Warner Cable, Inc., 5%, 2/01/2020	2,308,000	2,308,000
		$9,412,128
Computer Software – 0.8%
Dell Investments LLC/EMC Corp., 4.42%, 6/15/2021	$3,462,000	$3,567,580
Dell Investments LLC/EMC Corp., 4%, 7/15/2024 (n)	1,422,000	1,515,926
		$5,083,506
Computer Software - Systems – 0.4%
Apple, Inc., 1.7%, 9/11/2022	$1,314,000	$1,319,845
Panasonic Corp., 2.536%, 7/19/2022 (n)	1,336,000	1,355,660
		$2,675,505

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 1.5%
Roper Technologies, Inc., 2.8%, 12/15/2021	$1,383,000	$1,407,629
United Technologies Corp., 3.1%, 6/01/2022	881,000	909,798
United Technologies Corp., 3.65%, 8/16/2023	3,088,000	3,286,314
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,892,000	3,131,260
Westinghouse Air Brake Technologies Corp., FLR, 3.193% (LIBOR - 3mo. + 1.05%), 9/15/2021	754,000	754,154
		$9,489,155
Consumer Products – 0.4%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$2,414,000	$2,445,350
Consumer Services – 0.5%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,506,000	$1,541,307
QVC, Inc., 5.125%, 7/02/2022	1,468,000	1,556,942
		$3,098,249
Electrical Equipment – 0.2%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$1,408,000	$1,409,412
Electronics – 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3%, 1/15/2022	$3,985,000	$4,056,028
Broadcom, Inc., 3.125%, 4/15/2021 (n)	1,550,000	1,572,310
Microchip Technology, Inc., 3.922%, 6/01/2021	2,558,000	2,620,096
		$8,248,434
Emerging Market Quasi-Sovereign – 0.4%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,716,000	$1,792,791
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	858,000	941,042
		$2,733,833
Energy - Integrated – 0.8%
Cenovus Energy, Inc., 3%, 8/15/2022	$2,172,000	$2,217,195
Cenovus Energy, Inc., 3.8%, 9/15/2023	689,000	721,193
Eni S.p.A., 4%, 9/12/2023 (n)	1,723,000	1,835,543
		$4,773,931
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$836,000	$840,266
Financial Institutions – 2.0%
AerCap Ireland Capital Ltd., 4.45%, 12/16/2021	$1,723,000	$1,796,193
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	1,818,000	1,872,140
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,131,000	1,190,886
Century Housing Corp., 3.995%, 11/01/2021	691,000	713,382
GE Capital International Funding Co., 2.342%, 11/15/2020	6,947,000	6,970,453
		$12,543,054
Food & Beverages – 0.9%
Conagra Brands, Inc., 3.8%, 10/22/2021	$1,039,000	$1,075,550
Conagra Brands, Inc., FLR, 2.552% (LIBOR - 3mo. + 0.75%), 10/22/2020	742,000	742,074
Constellation Brands, Inc., 4.25%, 5/01/2023	1,510,000	1,618,747
Constellation Brands, Inc., FLR, 2.609% (LIBOR - 3mo. + 0.7%), 11/15/2021	739,000	739,110
Diageo PLC, 3%, 5/18/2020	967,000	970,530
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	480,000	502,377
		$5,648,388

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.5%
GLP Capital LP/GLP Financing II, Inc., 4.375%, 4/15/2021	$194,000	$197,880
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	1,405,000	1,543,336
Las Vegas Sands Corp., 3.2%, 8/08/2024	1,585,000	1,636,246
		$3,377,462
Insurance – 0.4%
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	$2,200,000	$2,201,397
Insurance - Health – 0.3%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$1,775,000	$1,778,997
Insurance - Property & Casualty – 0.4%
Aon PLC, 2.2%, 11/15/2022	$1,193,000	$1,204,281
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	1,522,000	1,550,608
		$2,754,889
International Market Quasi-Sovereign – 0.5%
Dexia Credit Local S.A. (Kingdom of Belgium), 2.25%, 2/18/2020 (n)	$580,000	$580,147
Dexia Credit Local S.A. (Kingdom of Belgium), 1.875%, 9/15/2021 (n)	2,010,000	2,017,743
Kommunalbanken A.S. (Kingdom of Noway), 1.375%, 10/26/2020 (n)	720,000	719,221
		$3,317,111
Internet – 0.4%
Baidu, Inc., 3.875%, 9/29/2023	$2,225,000	$2,343,967
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,931,000	$2,065,081
CNH Industrial N.V., 4.5%, 8/15/2023	1,073,000	1,154,116
		$3,219,197
Major Banks – 7.3%
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	$3,685,000	$3,714,487
Bank of Montreal, 2.05%, 11/01/2022	1,694,000	1,710,033
Barclays PLC, 4.61%, 2/15/2023	5,181,000	5,429,278
Credit Agricole, “A”, FLR, 3.264% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	750,000	765,143
Credit Suisse Group AG, 3.8%, 9/15/2022	1,764,000	1,847,367
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	2,060,000	2,121,179
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	1,910,000	1,915,089
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	2,661,000	2,729,829
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	957,000	983,216
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	2,839,000	2,922,441
KeyBank N.A., 3.3%, 2/01/2022	772,000	796,395
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	449,000	455,077
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	1,593,000	1,634,846
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	2,006,000	2,044,773
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	1,150,000	1,197,354
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	1,282,000	1,377,221
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	2,200,000	2,204,066
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	5,533,000	5,723,847
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	3,100,000	3,147,702
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	1,297,000	1,395,591
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,342,000	1,382,261
		$45,497,195

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.5%
Becton, Dickinson and Co., 2.404%, 6/05/2020	$796,000	$797,114
Becton, Dickinson and Co., 2.894%, 6/06/2022	948,000	969,850
Cigna Corp., FLR, 2.549% (LIBOR - 3mo. + 0.65%), 9/17/2021	1,496,000	1,496,166
		$3,263,130
Medical Equipment – 0.4%
Zimmer Biomet Holdings, Inc., 2.7%, 4/01/2020	$1,894,000	$1,895,193
Zimmer Biomet Holdings, Inc., FLR, 2.653% (LIBOR - 3mo. + 0.75%), 3/19/2021	356,000	356,073
		$2,251,266
Metals & Mining – 1.0%
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	$729,000	$761,528
Glencore Funding LLC, 3%, 10/27/2022 (n)	610,000	616,608
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,280,000	1,360,839
Steel Dynamics, Inc., 4.125%, 9/15/2025	3,300,000	3,396,191
		$6,135,166
Midstream – 1.5%
El Paso LLC, 6.5%, 9/15/2020	$1,874,000	$1,926,064
Energy Transfer Operating Co., 2.9%, 5/15/2025	874,000	883,797
MPLX LP, 3.5%, 12/01/2022 (n)	2,416,000	2,500,682
MPLX LP, 3.375%, 3/15/2023	471,000	490,897
MPLX LP, FLR, 2.785% (LIBOR - 3mo. + 0.9%), 9/09/2021	920,000	923,379
Western Midstream Operating LP, 3.1%, 2/01/2025	1,209,000	1,216,061
Western Midstream Operating LP, FLR, 2.698% (LIBOR - 3mo. + 0.85%), 1/13/2023	1,727,000	1,726,203
		$9,667,083
Mortgage-Backed – 1.3%
Fannie Mae, 4.5%, 4/01/2024 - 5/01/2025	$228,636	$239,389
Fannie Mae, 3%, 12/01/2031	520,411	540,765
Fannie Mae, 2%, 5/25/2044	1,428,859	1,434,263
Freddie Mac, 1.015%, 4/25/2024 (i)	126,818	3,741
Freddie Mac, 4%, 7/01/2025	170,298	178,163
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	4,332,750	4,518,931
Freddie Mac, 2%, 7/15/2042	887,746	893,010
		$7,808,262
Municipals – 1.0%
Howard University, 2.638%, 10/01/2021 (w)	$71,000	$71,053
Howard University, 2.738%, 10/01/2022 (w)	76,000	76,079
Howard University, 2.801%, 10/01/2023 (w)	86,000	86,096
Howard University, 2.416%, 10/01/2024 (w)	89,000	89,109
Howard University, 2.516%, 10/01/2025 (w)	76,000	76,094
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	3,058,000	2,886,508
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.384%, 6/15/2022	460,000	464,379
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.551%, 6/15/2023	475,000	482,063
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.631%, 6/15/2024	450,000	459,005
Sales Tax Securitization Corp., 2.128%, 1/01/2023	430,000	431,239
Sales Tax Securitization Corp., 2.225%, 1/01/2024	1,030,000	1,036,293
		$6,157,918
Oils – 0.5%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$1,868,000	$2,043,114
Phillips 66, FLR, 2.517% (LIBOR - 3mo. + 0.6%), 2/26/2021	839,000	839,114
		$2,882,228

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 2.6%
American Express Co., 3.7%, 11/05/2021	$1,473,000	$1,521,747
Banque Federative du Credit Mutuel S.A., 2.2%, 7/20/2020 (n)	1,854,000	1,857,663
BBVA USA, 3.5%, 6/11/2021	1,498,000	1,529,282
BBVA USA, 2.875%, 6/29/2022	2,837,000	2,901,746
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	1,122,000	1,130,696
Discover Bank, 3.1%, 6/04/2020	1,190,000	1,193,854
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,193,000	1,271,835
Groupe BPCE S.A., FLR, 3.127% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,193,000	1,216,031
National Bank of Canada, 2.15%, 10/07/2022 (n)	1,305,000	1,314,953
SunTrust Bank, 2.8%, 5/17/2022	2,110,000	2,157,676
		$16,095,483
Pharmaceuticals – 2.0%
AbbVie, Inc., 2.15%, 11/19/2021 (n)	$1,193,000	$1,200,611
AbbVie, Inc., 2.3%, 11/21/2022 (n)	1,193,000	1,204,846
Allergan Funding SCS, 3%, 3/12/2020	1,058,000	1,058,307
Allergan Funding SCS, 3.45%, 3/15/2022	2,322,000	2,390,249
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	3,030,000	3,096,021
Bristol-Myers Squibb Co., 2.875%, 8/15/2020 (n)	1,912,000	1,923,271
Bristol-Myers Squibb Co., 2.75%, 2/15/2023 (n)	1,297,000	1,334,595
Bristol-Myers Squibb Co., FLR, 2.284% (LIBOR - 3mo. + 0.38%), 5/16/2022 (n)	421,000	422,674
		$12,630,574
Printing & Publishing – 0.2%
Moody's Corp., 3.25%, 6/07/2021	$1,266,000	$1,290,087
Retailers – 0.1%
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	$324,000	$329,631
Telecommunications - Wireless – 1.0%
American Tower Corp., REIT, 2.8%, 6/01/2020	$573,000	$574,148
American Tower Corp., REIT, 2.25%, 1/15/2022	2,250,000	2,266,616
American Tower Corp., REIT, 3%, 6/15/2023	1,462,000	1,512,614
Crown Castle International Corp., 3.4%, 2/15/2021	610,000	618,610
Crown Castle International Corp., 3.15%, 7/15/2023	755,000	782,715
SBA Tower Trust, 2.877%, 7/09/2021 (n)	660,000	664,217
		$6,418,920
Tobacco – 0.9%
B.A.T Capital Corp., 2.764%, 8/15/2022	$708,000	$722,174
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	3,866,000	3,883,891
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	755,000	781,976
		$5,388,041
Transportation - Services – 0.8%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/2022	$2,605,000	$2,676,218
TTX Co., 2.6%, 6/15/2020 (n)	2,400,000	2,404,609
		$5,080,827
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 2.25%, 7/01/2021	$59,397	$59,869
U.S. Treasury Obligations – 21.6%
U.S. Treasury Notes, 1.375%, 2/15/2020 (s)	$15,000,000	$14,998,751
U.S. Treasury Notes, 2.25%, 3/31/2020 (s)	15,000,000	15,014,153
U.S. Treasury Notes, 1.5%, 5/31/2020 (s)	15,000,000	14,992,969
U.S. Treasury Notes, 1.625%, 7/31/2020 (s)	18,000,000	18,002,812
U.S. Treasury Notes, 2.625%, 12/15/2021	41,750,000	42,720,361
U.S. Treasury Notes, 1.875%, 2/28/2022 (f)	26,429,000	26,714,970

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.875%, 4/30/2022	$2,871,000	$2,905,430
		$135,349,446
Utilities - Electric Power – 2.4%
Dominion Energy, Inc., 2.579%, 7/01/2020	$1,136,000	$1,139,365
Emera U.S. Finance LP, 2.7%, 6/15/2021	468,000	473,609
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,820,000	2,876,404
Engie Energia Chile S.A., 5.625%, 1/15/2021	2,755,000	2,833,958
FirstEnergy Corp., 2.85%, 7/15/2022	581,000	593,599
Florida Power & Light Co., FLR, 2.308% (LIBOR - 3mo. + 0.4%), 5/06/2022	1,398,000	1,398,092
NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	2,303,000	2,326,870
NextEra Energy, Inc., 2.9%, 4/01/2022	1,411,000	1,444,189
WEC Energy Group, Inc., 3.375%, 6/15/2021	1,056,000	1,079,108
WEC Energy Group, Inc., 3.1%, 3/08/2022	826,000	848,163
		$15,013,357
Total Bonds		$546,388,195
Investment Companies (h) – 5.7%
Money Market Funds – 5.7%
MFS Institutional Money Market Portfolio, 1.62% (v)	35,508,460	$35,512,011
Short-Term Obligations (s)(y) – 7.3%
Canadian Imperial Bank of Commerce, 1.62%, due 2/18/2020	$4,000,000	$3,996,940
Federal Home Loan Bank, 1.5%, due 2/03/2020	22,953,000	22,951,087
Novartis Finance Corp., 1.55%, due 2/24/2020	4,500,000	4,495,544
Siemens Capital Co. LLC, 1.53%, due 2/14/2020	4,500,000	4,497,514
Sumitomo Mitsui Banking Corp., 1.67%, due 2/04/2020	5,000,000	4,999,304
Toronto-Dominion Bank, 1.66%, due 2/06/2020	5,000,000	4,998,847
Total Short-Term Obligations		$45,939,236

Other Assets, Less Liabilities – (0.4)%		(2,329,945)
Net Assets – 100.0%		$625,509,497
(f)	All or a portion of the security has been segregated as collateral for open futures contracts, cleared swap agreements, and uncleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $35,512,011 and $592,327,431, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $223,410,627, representing 35.7% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Principles of Consolidation in the notes for details of the wholly-owned subsidiary.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security. At January 31, 2020, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
(y)	The rate shown represents an annualized yield at time of purchase.
The following abbreviations are used in this report and are defined:
BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum.
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil.
BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.

Portfolio of Investments (unaudited) – continued
BCOMFCT	Bloomberg Feeder Cattle Subindex Total Return, this index is comprised of futures contracts on feeder cattle. It is quoted in USD.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold.
BCOMGOT	Bloomberg Gas and Oil Subindex Total Return, this index is composed of futures contracts on gas and oil.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle.
BCOMLHTR	Bloomberg Lean Hogs Subindex Total Return, this index is composed of futures contracts on lean hogs. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMNITR	Bloomberg Nickel Subindex Total Return, this index is a single commodity subindex of the Bloomberg CI composed of futures contracts on Nickel. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal.
BCOMTR	Bloomberg Commodity Index Total Return
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMZSTR	Bloomberg Zinc Subindex Total Return, this index is composed of futures contracts on zinc.
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SPGCCCTR	S&P GSCI Cocoa Index Total Return
Derivative Contracts at 1/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	90	$19,472,344	March – 2020	$61,459
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
7/15/21	USD	35,500,000	centrally cleared	1.88%/Semi-annually	1.83% FLR (3-Month LIBOR)/Quarterly	$211,911	$—	$211,911
9/19/21	USD	22,400,000	centrally cleared	1.57%/Semi-annually	1.73% FLR (1-Month LIBOR)/Monthly	84,407	—	84,407
						$296,318	$—	$296,318

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
2/28/20	USD	5,751,764 (Short)	Merrill Lynch International	3 month T-Bill + 0.04%	BCOMKWT (floating rate)	$7,919	$—	$7,919
6/26/20	USD	5,748,355 (Short)	Merrill Lynch International	3 month T-Bill + 0.01%	BCOMSBTR (floating rate)	8,032	—	8,032
8/11/20	USD	4,821,843 (Short)	Morgan Stanley	3 month T-Bill + 0.02%	BCOMALTR (floating rate)	6,451	—	6,451
10/30/20	USD	6,812,986 (Short)	Morgan Stanley	3 month T-Bill + 0.15%	BCOMLHTR (floating rate)	9,004	—	9,004
1/21/21	USD	3,846,308 (Short)	Merrill Lynch International	3 month T-Bill + 0.05%	BCOMKCTR (floating rate)	6,455	—	6,455
2/09/21	USD	5,800,817 (Short)	Merrill Lynch International	3 month T-Bill + 0.01%	BCOMSMT (floating rate)	6,024	—	6,024
2/09/21	USD	8,447,432 (Short)	Morgan Stanley	3 month T-Bill + 0.05%	BCOMFCT (floating rate)	9,265	—	9,265
						$53,150	$—	$53,150
Liability Derivatives
Total Return Swaps
2/20/20	USD	19,759,244 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	$(29,087)	$—	$(29,087)
3/19/20	USD	53,978,884 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.12%	(80,237)	—	(80,237)
4/14/20	USD	5,191,490 (Long)	JPMorgan Chase Bank N.A.	BCOMHGTR (floating rate)	3 month T-Bill + 0.08%	(7,808)	—	(7,808)
4/14/20	USD	6,750,107 (Long)	Merrill Lynch International	BCOMGOT (floating rate)	3 month T-Bill + 0.09%	(11,183)	—	(11,183)
4/14/20	USD	6,632,271 (Long)	JPMorgan Chase Bank N.A.	BCOMHOTR (floating rate)	3 month T-Bill + 0.07%	(11,047)	—	(11,047)
4/22/20	USD	20,664,396 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.12%	(30,716)	—	(30,716)
4/22/20	USD	20,664,396 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(30,341)	—	(30,341)
4/22/20	USD	6,492,282 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(9,558)	—	(9,558)
4/22/20	USD	6,082,428 (Long)	Citibank N.A.	BCOMRBTR (floating rate)	3 month T-Bill + 0.11%	(9,495)	—	(9,495)
4/22/20	USD	19,725,105 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(29,499)	—	(29,499)
6/04/20	USD	9,428,247 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(13,879)	—	(13,879)
6/04/20	USD	70,884,904 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(106,830)	—	(106,830)
6/04/20	USD	8,607,906 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(12,639)	—	(12,639)
7/17/20	USD	5,869,374 (Long)	JPMorgan Chase Bank N.A.	BCOMGCTR (floating rate)	3 month T-Bill + 0.07%	(7,604)	—	(7,604)
8/04/20	USD	4,599,162 (Long)	Goldman Sachs International	BCOMCLTR (floating rate)	3 month T-Bill + 0.08%	(7,337)	—	(7,337)
8/11/20	USD	89,240,520 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(134,494)	—	(134,494)
8/18/20	USD	7,814,039 (Long)	Morgan Stanley	BCOMGCTR (floating rate)	3 month T-Bill + 0.07%	(10,123)	—	(10,123)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Total Return Swaps − continued
8/25/20	USD	11,424,932 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	$(16,819)	$—	$(16,819)
9/30/20	USD	49,092,884 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(72,269)	—	(72,269)
9/30/20	USD	49,092,884 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(72,269)	—	(72,269)
9/30/20	USD	7,394,160 (Long)	Goldman Sachs International	BCOMNITR (floating rate)	3 month T-Bill + 0.10%	(11,093)	—	(11,093)
9/30/20	USD	22,986,572 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.07%	(33,127)	—	(33,127)
9/30/20	USD	34,578,926 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(52,114)	—	(52,114)
9/30/20	USD	14,727,865 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.11%	(21,951)	—	(21,951)
10/30/20	USD	9,088,186 (Long)	JPMorgan Chase Bank N.A.	SPGCCCTR (floating rate)	3 month T-Bill + 0.09%	(11,322)	—	(11,322)
11/30/20	USD	7,923,238 (Long)	Goldman Sachs International	BCOMZSTR (floating rate)	3 month T-Bill + 0.08%	(11,064)	—	(11,064)
1/20/21	USD	4,394,634 (Long)	Citibank N.A.	BCOMCLTR (floating rate)	3 month T-Bill + 0.08%	(7,010)	—	(7,010)
1/20/21	USD	7,633,540 (Long)	Morgan Stanley	BCOMLCTR (floating rate)	3 month T-Bill + 0.13%	(11,278)	—	(11,278)
1/21/21	USD	8,860,031 (Long)	JPMorgan Chase Bank N.A.	BCOMCOT (floating rate)	3 month T-Bill + 0.08%	(13,741)	—	(13,741)
1/22/21	USD	19,509,135 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(28,648)	—	(28,648)
2/09/21	USD	17,599,488 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(20,558)	—	(20,558)
2/09/21	USD	17,599,488 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(20,184)	—	(20,184)
2/09/21	USD	7,764,480 (Long)	Merrill Lynch International	BCOMBOTR (floating rate)	3 month T-Bill + 0.12%	(9,676)	—	(9,676)
2/26/21	USD	8,000,000 (Long)	Morgan Stanley	BCOMWHTR (floating rate)	3 month T-Bill + 0.12%	(224,708)	—	(224,708)
						$(1,179,708)	$—	$(1,179,708)
At January 31, 2020, the fund had cash collateral of $44,634,128 and other liquid securities with an aggregate value of $62,521,127 to cover any collateral or margin obligations for certain derivative contracts.

Portfolio of Investments (unaudited) – continued
(a) The Merrill Lynch MLCILPRT Commodity Index, the components of which are not publicly available, seeks to provide exposure to a diversified group of commodities. Through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $70,884,904*	Notional Amount: $89,240,520*	Notional Amount: $34,578,926*
Long Futures Contracts
Aluminum March 2020	1.1%	$779,734	$981,646	$380,368
Aluminum May 2020	3.3%	2,339,202	2,944,937	1,141,105
Brent Oil March 2020	6.5%	4,607,519	5,800,634	2,247,630
Coffee May 2020	0.7%	496,194	624,684	242,052
Coffee March 2020	1.8%	1,275,928	1,606,329	622,421
Copper Comex May 2020	1.9%	1,346,813	1,695,570	657,000
Copper Comex May 2020	5.0%	3,544,245	4,462,026	1,728,946
Corn March 2020	1.6%	1,134,158	1,427,848	553,263
Corn May 2020	4.6%	3,260,706	4,105,064	1,590,631
Cotton April 2020	0.3%	212,655	267,722	103,737
Cotton March 2020	1.2%	850,619	1,070,886	414,947
Gasoil May 2020	0.6%	425,309	535,443	207,474
Gasoil March 2020	1.7%	1,205,043	1,517,089	587,842
Gasoline RBOB May 2020	0.7%	496,194	624,684	242,052
Gasoline RBOB March 2020	1.7%	1,205,043	1,517,089	587,842
Gold May 2020	14.9%	10,561,851	13,296,837	5,152,260
Heating Oil March 2020	0.5%	354,425	446,203	172,895
Heating Oil May 2020	1.3%	921,504	1,160,127	449,526
Kansas Wheat March 2020	0.3%	212,655	267,722	103,737
Kansas Wheat May 2020	1.2%	850,619	1,070,886	414,947
Lean Hogs April 2020	1.7%	1,205,043	1,517,089	587,842
Live Cattle April 2020	4.1%	2,906,281	3,658,861	1,417,736
Natural Gas March 2020	1.4%	992,389	1,249,367	484,105
Natural Gas May 2020	5.7%	4,040,440	5,086,710	1,970,999
Nickel March 2020	0.8%	567,079	713,924	276,631
Nickel May 2020	2.0%	1,417,698	1,784,810	691,579
Silver March 2020	1.2%	850,619	1,070,886	414,947
Silver May 2020	2.9%	2,055,662	2,587,975	1,002,789
Soybean Meal March 2020	0.8%	949,707	713,924	276,631
Soybean Meal May 2020	2.6%	1,843,008	2,320,254	899,052
Soybean Oil May 2020	0.9%	637,964	803,165	311,210
Soybean Oil May 2020	2.0%	1,417,698	1,784,810	691,579
Soybeans March 2020	1.5%	1,063,274	1,338,608	518,684
Soybeans May 2020	4.2%	2,977,166	3,748,102	1,452,315
Sugar March 2020	1.0%	708,849	892,405	345,789
Sugar May 2020	2.5%	1,772,123	2,231,013	864,473
Wheat March 2020	0.9%	637,964	803,165	311,210
Wheat May 2020	2.4%	229,790	562,964	708,744
West Texas Intermediate March 2020	2.1%	1,488,583	1,874,051	726,157
West Texas Intermediate May 2020	5.2%	3,686,015	4,640,507	1,798,104
Zinc March 2020	0.7%	496,194	624,684	242,052
Zinc May 2020	2.5%	1,772,122	2,231,012	864,473
	100.0%	$70,884,904	$89,240,520	$34,578,926
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of January 31, 2020, the Subsidiary’s net assets were $104,380,609, which represented 16.7% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$135,409,315	$—	$135,409,315
Non-U.S. Sovereign Debt	—	6,050,944	—	6,050,944
Municipal Bonds	—	6,157,918	—	6,157,918
U.S. Corporate Bonds	—	144,649,415	—	144,649,415
Residential Mortgage-Backed Securities	—	18,032,754	—	18,032,754
Commercial Mortgage-Backed Securities	—	37,591,388	—	37,591,388
Asset-Backed Securities (including CDOs)	—	102,140,189	—	102,140,189
Foreign Bonds	—	96,356,271	—	96,356,271
Short Term Securities	—	45,939,236	—	45,939,236
Mutual Funds	35,512,011	—	—	35,512,011
Total	$35,512,011	$592,327,431	$—	$627,839,442
Other Financial Instruments
Futures Contracts - Assets	$61,459	$—	$—	$61,459
Swap Agreements - Assets	—	349,468	—	349,468
Swap Agreements - Liabilities	—	(1,179,708)	—	(1,179,708)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Consolidated Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$54,212,176	$58,112,117	$76,812,330	$1,987	$(1,939)	$35,512,011
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$208,871	$—